[EATON VANCE LOGO]    Mutual Funds                     [PHOTO - PHONE]
                      for People
                      Who Pay
                      Taxes-Registered Trademark-

SEMIANNUAL REPORT APRIL 30, 2001





[PHOTO - PEOPLE]


                                   EATON VANCE
                                   TAX-MANAGED
                                      VALUE
                                      FUND






[PHOTO - CALCULATOR]

EATON VANCE TAX-MANAGED VALUE FUND as of April 30, 2001

[PHOTO]
Michael R. Mach, CFA
Portfolio Manager

INVESTMENT UPDATE

Investment Environment
--------------------------------

- Over the last six months, the stock market was exceptionally volatile, a result of the unusually high economic and market uncertainty confronting investors. As the Federal Reserve Board pushed down short-term interest rates - a plus for the economy - job cuts, rising unemployment, and higher energy costs colluded to depress consumer confidence, a negative for the economy.

- The stock market also stood to benefit from the Fed's actions. But even as market "bulls" point to recent Fed moves as the fuel needed to drive stock prices higher, market "bears" point to falling corporate earnings expectations and to some still sky-high stock price valuations as reasons for more stock market caution.

The Fund
--------------------------------
  The Past Six Months

- During the six-month period from October 31, 2000 to April 30, 2001, the Fund's Class A shares had a total return of 6.50%, the result of an increase in net asset value (NAV) from $12.15 to $12.94.(1)

- The Fund's Class B shares had a total return of 6.06% for the same period, the result of an increase in NAV from $11.71 to $12.42.(1)

- The Fund's Class C shares had a total return of 6.07% for the same period, the result of an increase in NAV from $12.02 to $12.75.(1)

- The Fund's Class D shares had a total return of 4.70% for the period since inception on March 15, 2001, the result of an increase in NAV from $10.00 to $10.47.(1)

- For comparison, during the six months ended April 30, 2001, the Russell 1000 Value Index had a return of -0.14%, and the Lipper Multi-Cap Value Funds Classification had an average return of 2.41%.(2)

Management Discussion

- The Fund's performance was helped by several factors, including our disciplined, value-oriented investment philosophy and the timely investment recommendations of our in-house equity research analysts. Our philosophy is to own companies considered to have strong business franchises and attractive growth prospects when their stocks are available at what we regard as discount valuations. These disciplines kept us from investing in sectors of the market in which stock price valuations had gotten way out of line. Our philosophy helped us avoid much of the pain suffered by investors who were adhering to less disciplined investment strategies.

- While some progress has been made in the valuation discrepancy between old economy and new economy stocks, there still isn't a level playing field. Early last year, there was a record-high valuation gap separating the most expensive 100 companies in the S&P 500 (generally "new economy" technology and telecommunications companies) and the other 400 companies in the index.(2) Since last March, that gap has narrowed meaningfully. Versus thirty years of prior history, however, it remains very wide. This gap suggests that many of today's best investment opportunities remain in value oriented, "old economy" sectors of the market. Eaton Vance Tax-Managed Value Fund is well-represented in these sectors of the market.

- The Fund remained diversified across many market sectors and industries, including financial, utility and energy-related stocks. Currently, we find stock price valuations for select companies in each of these industries compelling. As we go forward, recently lowered interest rates should benefit the earnings outlook for many financial companies, while shortages of electric power, oil, and gas will likely benefit the earnings and stock prices of many utility and energy companies.

------------------------------------------------------------------------------
Fund Information AS OF APRIL 30, 2001

Performance(3)                      Class A        Class B    Class C    Class D
--------------------------------------------------------------------------------
Average Annual Total Returns (at net asset value)
--------------------------------------------------------------------------------
One Year                             21.39%         20.46%     20.51%      N.A.
Life of Fund+                        21.21          18.14      20.90      4.70%
SEC Average Annual Total Returns (including sales charge or applicable CDSC)
--------------------------------------------------------------------------------
One Year                             14.41%         15.46%     19.51%      N.A.
Life of Fund+                        15.97          14.47      20.90      4.70%

+Inception Dates - Class A: 12/27/99; Class B: 1/14/00; Class C: 1/21/00; Class D: 3/15/01

Ten Largest Holdings(4) By total net assets
-----------------------------------------------
J.P. Morgan Chase and Co.               2.2%
XI Capital Ltd.                         2.1
TJX Companies, Inc.                     2.0
Safeway, Inc.                           2.0
Devon Energy Corp.                      2.0
Freddie Mac                             2.0
Watson Pharmaceuticals, Inc.            1.9
International Business Machines Corp.   1.9
Exelon Corp.                            1.9
ALCOA Inc.                              1.9

(1)These returns do not include the 5.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charge (CDSC) for Class B, Class C and Class D shares. (2)It is not possible to invest directly in an Index or a Lipper Classification. (3)Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. SEC returns for Class A reflect the maximum 5.75% sales charge. SEC returns for Class B and Class D reflect the applicable CDSC based on the following schedule: 5% - 1st and 2nd years; 4% - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year. SEC 1-Year return for Class C reflects 1% CDSC. (4)Ten largest holdings accounted for 19.9% of the Fund's net assets. Holdings are subject to change.

Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

------------------------------------------------------------------------------
    MUTUAL FUND SHARES ARE NOT INSURED BY THE FDIC AND ARE NOT DEPOSITS
         OR OTHER OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE SUBJECT TO INVESTMENT RISKS, INCLUDING
                     POSSIBLE LOSS OF PRINCIPAL INVESTED.
------------------------------------------------------------------------------

EATON VANCE TAX-MANAGED VALUE FUND AS OF APRIL 30, 2001

PERFORMANCE

After-Tax Performance
AS OF APRIL 30, 2001

The table below sets forth the pre-tax and after-tax performance for Class A of the Fund. After-tax performance reflects the impact of federal income taxes on Fund distributions of dividends and capital gains, and capital gains taxes on the sale of Fund shares, while pre-tax performance does not. Because the objective of the Fund is to provide long-term, after-tax returns to shareholders, it is important for investors to know the effect of taxes on the Fund's return.


Average Annual Total Returns
(For the period ended April 30, 2001)

Returns at Net Asset Value (NAV) (Class A)
------------------------------------------------------------------------------
                                    One Year        Life of Fund
Return Before Taxes                  21.39%            21.21%
Return After Taxes on Distributions  21.39%            21.21%
Return After Taxes on Distributions  12.92%            17.07%
and Sale of Fund Shares

Returns at Public Offering Price (POP) (Class A)
------------------------------------------------------------------------------
                                    One Year        Life of Fund
Return Before Taxes                  14.41%            15.97%
Return After Taxes on Distributions  14.41%            15.97%
Return After Taxes on Distributions   8.70%            12.84%
and Sale of Fund Shares

Class A commenced operations on 12/27/99. Returns at Public Offering Price
(POP) reflect the deduction of the maximum sales charge while Returns at Net Asset Value (NAV) do not.

  After-tax returns are calculated using the highest historical individual federal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder's tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold shares in tax-deferred accounts or to shares held by non-taxable entities. Return After Taxes on Distributions for One Year and Life of Fund is the same as Return Before Taxes because no distributions were paid during the periods.

  Past performance (both before and after taxes) is no guarantee of future results. Investment return and principle value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund's current performance may be different.

EATON VANCE TAX-MANAGED VALUE FUND AS OF APRIL 30, 2001

PORTFOLIO OF INVESTMENTS (UNAUDITED)

COMMON STOCKS -- 97.2%

SECURITY                                  SHARES           VALUE
-----------------------------------------------------------------------
Advertising and Marketing Services -- 0.4%
-----------------------------------------------------------------------
True North Communications, Inc.                  30,000    $  1,146,000
-----------------------------------------------------------------------
                                                           $  1,146,000
-----------------------------------------------------------------------
Aerospace and Defense -- 4.0%
-----------------------------------------------------------------------
General Dynamics Corp.                           35,000    $  2,697,800
Northrop Grumman Corp.                           45,000       4,061,250
United Technologies Corp.                        50,000       3,904,000
-----------------------------------------------------------------------
                                                           $ 10,663,050
-----------------------------------------------------------------------
Auto Parts and Equipment -- 0.2%
-----------------------------------------------------------------------
Delphi Automotive Systems Corp.                  30,000    $    447,000
-----------------------------------------------------------------------
                                                           $    447,000
-----------------------------------------------------------------------
Banks - Super Regional -- 4.3%
-----------------------------------------------------------------------
FleetBoston Financial Corp.                      60,000    $  2,302,200
Mellon Financial Corp.                           85,000       3,479,050
PNC Financial Services Group                     50,000       3,253,500
Wells Fargo & Co.                                50,000       2,348,500
-----------------------------------------------------------------------
                                                           $ 11,383,250
-----------------------------------------------------------------------
Banks and Money Services -- 1.6%
-----------------------------------------------------------------------
Dime Bancorp, Inc.                               45,000    $  1,500,750
TCF Financial Corp.                              75,000       2,852,250
-----------------------------------------------------------------------
                                                           $  4,353,000
-----------------------------------------------------------------------
Beverages -- 0.8%
-----------------------------------------------------------------------
Anheuser-Busch Cos., Inc.                        20,000    $    799,800
Pepsi Bottling Group, Inc.                       35,000       1,400,700
-----------------------------------------------------------------------
                                                           $  2,200,500
-----------------------------------------------------------------------
Building Products -- 0.6%
-----------------------------------------------------------------------
American Standard Companies, Inc.(1)             25,000    $  1,506,250
-----------------------------------------------------------------------
                                                           $  1,506,250
-----------------------------------------------------------------------
Chemicals -- 1.8%
-----------------------------------------------------------------------
Air Products and Chemicals, Inc.                 55,000    $  2,364,450
SECURITY                                  SHARES           VALUE
-----------------------------------------------------------------------

Chemicals (continued)
-----------------------------------------------------------------------
Dow Chemical Co. (The)                           75,000    $  2,508,750
-----------------------------------------------------------------------
                                                           $  4,873,200
-----------------------------------------------------------------------
Communications Services -- 2.6%
-----------------------------------------------------------------------
BellSouth Corp.                                  55,000    $  2,307,800
SBC Communications, Inc.                        110,000       4,537,500
-----------------------------------------------------------------------
                                                           $  6,845,300
-----------------------------------------------------------------------
Computer Services -- 1.6%
-----------------------------------------------------------------------
Computer Sciences Corp.(1)                       50,000    $  1,781,500
Fair, Isaac and Co., Inc.                        20,000       1,388,400
SunGard Data Systems, Inc.(1)                    20,000       1,105,400
-----------------------------------------------------------------------
                                                           $  4,275,300
-----------------------------------------------------------------------
Computers and Business Equipment -- 1.9%
-----------------------------------------------------------------------
International Business Machines Corp.            45,000    $  5,181,300
-----------------------------------------------------------------------
                                                           $  5,181,300
-----------------------------------------------------------------------
Distribution -- 0.5%
-----------------------------------------------------------------------
United Stationers, Inc(1)                        50,000    $  1,423,500
-----------------------------------------------------------------------
                                                           $  1,423,500
-----------------------------------------------------------------------
Diversified Energy Provider -- 1.9%
-----------------------------------------------------------------------
El Paso Energy Corp.                             75,000    $  5,160,000
-----------------------------------------------------------------------
                                                           $  5,160,000
-----------------------------------------------------------------------
Drugs -- 4.6%
-----------------------------------------------------------------------
Abbott Laboratories                              65,000    $  3,014,700
Mylan Laboratories                              150,000       4,011,000
Watson Pharmaceuticals, Inc.(1)                 105,000       5,229,000
-----------------------------------------------------------------------
                                                           $ 12,254,700
-----------------------------------------------------------------------
Electric Utilities -- 8.9%
-----------------------------------------------------------------------
Allegheny Energy, Inc.                           35,000    $  1,790,600
ALLETE                                           50,000       1,218,500
Cleco Corp.                                      65,000       2,925,000
DTE Energy Co.                                   65,000       2,724,800
Duke Energy Corp.                               110,000       5,143,600
Exelon Corp.                                     75,000       5,178,750

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE TAX-MANAGED VALUE FUND AS OF APRIL 30, 2001

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

SECURITY                                  SHARES           VALUE
-----------------------------------------------------------------------

Electric Utilities (continued)
-----------------------------------------------------------------------
NiSource, Inc.                                  160,000    $  4,763,200
-----------------------------------------------------------------------
                                                           $ 23,744,450
-----------------------------------------------------------------------
Electronic Manufacturing Services -- 2.5%
-----------------------------------------------------------------------
Celestica, Inc.(1)                               60,000    $  3,066,000
Pemstar, Inc.(1)                                235,000       2,350,000
Solectron Corp.(1)                               50,000       1,272,500
-----------------------------------------------------------------------
                                                           $  6,688,500
-----------------------------------------------------------------------
Electronics - Semiconductors -- 0.5%
-----------------------------------------------------------------------
Microchip Technology, Inc.(1)                    50,000    $  1,446,500
-----------------------------------------------------------------------
                                                           $  1,446,500
-----------------------------------------------------------------------
Financial Services -- 9.9%
-----------------------------------------------------------------------
A.G. Edwards, Inc.                               50,000    $  2,033,500
Citigroup, Inc.                                  75,000       3,686,250
Dun & Bradstreet Corp.(1)                        50,000       1,388,500
First Data Corp.                                 30,000       2,023,200
Franklin Resources, Inc.                         80,000       3,492,000
Freddie Mac                                      80,000       5,264,000
H&R Block, Inc.                                  50,000       2,750,000
J.P. Morgan Chase and Co.                       125,000       5,997,500
-----------------------------------------------------------------------
                                                           $ 26,634,950
-----------------------------------------------------------------------
Foods -- 3.5%
-----------------------------------------------------------------------
Dean Foods Co.                                   40,000    $  1,480,000
Flowers Foods, Inc.(1)                           65,000       1,771,250
IBP, Inc.                                        85,000       1,351,500
Sara Lee Corp.                                  160,000       3,185,600
Tyson Foods, Inc.                               110,000       1,514,700
-----------------------------------------------------------------------
                                                           $  9,303,050
-----------------------------------------------------------------------
Furniture Retailer -- 0.5%
-----------------------------------------------------------------------
Haverty Furniture Co., Inc.                     100,000    $  1,400,000
-----------------------------------------------------------------------
                                                           $  1,400,000
-----------------------------------------------------------------------
Household Products -- 1.4%
-----------------------------------------------------------------------
Energizer Holdings, Inc.(1)                     155,000    $  3,692,100
-----------------------------------------------------------------------
                                                           $  3,692,100
-----------------------------------------------------------------------
SECURITY                                  SHARES           VALUE
-----------------------------------------------------------------------
Insurance -- 6.4%
-----------------------------------------------------------------------
Hartford Financial Services Group, Inc.          80,000    $  4,968,000
MetLife, Inc.                                   150,000       4,350,000
MGIC Investment Corp.                            35,000       2,274,650
Xl Capital Ltd.                                  80,000       5,664,000
-----------------------------------------------------------------------
                                                           $ 17,256,650
-----------------------------------------------------------------------
Integrated Oil and Gas -- 3.3%
-----------------------------------------------------------------------
BP Amoco PLC - ADR                               50,000    $  2,704,000
Conoco Inc., Class A                            115,000       3,483,350
Exxon Mobil Corp.                                30,000       2,658,000
-----------------------------------------------------------------------
                                                           $  8,845,350
-----------------------------------------------------------------------
Lighting Systems -- 0.4%
-----------------------------------------------------------------------
LSI Industries Inc.                              50,000    $  1,102,500
-----------------------------------------------------------------------
                                                           $  1,102,500
-----------------------------------------------------------------------
Medical Products -- 2.9%
-----------------------------------------------------------------------
Bard (C.R.), Inc.                               110,000    $  4,841,100
Becton, Dickinson and Co.                        90,000       2,911,500
-----------------------------------------------------------------------
                                                           $  7,752,600
-----------------------------------------------------------------------
Medical Services -- 2.2%
-----------------------------------------------------------------------
Health Management Associates, Inc.,
Class A(1)                                      170,000    $  3,046,400
Wellpoint Health Networks, Inc.(1)               30,000       2,947,500
-----------------------------------------------------------------------
                                                           $  5,993,900
-----------------------------------------------------------------------
Metals - Industrial -- 1.9%
-----------------------------------------------------------------------
Alcoa, Inc.                                     125,000    $  5,175,000
-----------------------------------------------------------------------
                                                           $  5,175,000
-----------------------------------------------------------------------
Oil and Gas - Equipment and Services -- 4.0%
-----------------------------------------------------------------------
ENSCO International, Inc.                        65,000    $  2,528,500
Santa Fe International Corp.                     65,000       2,470,000
Transocean Sedco Forex, Inc.                     45,000       2,442,600
Valero Energy Corp.                              40,000       1,926,400
Varco International, Inc.(1)                     60,000       1,402,800
-----------------------------------------------------------------------
                                                           $ 10,770,300
-----------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE TAX-MANAGED VALUE FUND AS OF APRIL 30, 2001

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

SECURITY                                  SHARES           VALUE
-----------------------------------------------------------------------
Oil and Gas - Exploration and Production -- 5.1%
-----------------------------------------------------------------------
Anadarko Petroleum Corp.                         55,000    $  3,554,100
Devon Energy Corp.                               90,000       5,310,900
Kerr - McGee Corp.                               40,000       2,866,000
Unocal Corp.                                     50,000       1,908,000
-----------------------------------------------------------------------
                                                           $ 13,639,000
-----------------------------------------------------------------------
Paper and Forest Products -- 1.8%
-----------------------------------------------------------------------
Sappi Ltd. - ADR                                200,000    $  1,870,000
Smurfit-Stone Container Corp.(1)                200,000       2,930,000
-----------------------------------------------------------------------
                                                           $  4,800,000
-----------------------------------------------------------------------
Publishing -- 1.9%
-----------------------------------------------------------------------
Gannett Co., Inc.                                30,000    $  1,936,500
McGraw-Hill Cos., Inc. (The)                     50,000       3,239,000
-----------------------------------------------------------------------
                                                           $  5,175,500
-----------------------------------------------------------------------
Restaurants -- 0.8%
-----------------------------------------------------------------------
Outback Steakhouse, Inc.(1)                      75,000    $  2,174,250
-----------------------------------------------------------------------
                                                           $  2,174,250
-----------------------------------------------------------------------
Retail - Food and Drug -- 2.0%
-----------------------------------------------------------------------
Safeway, Inc.(1)                                100,000    $  5,430,000
-----------------------------------------------------------------------
                                                           $  5,430,000
-----------------------------------------------------------------------
Retail - Speciality -- 1.4%
-----------------------------------------------------------------------
Lowe's Companies, Inc.                           60,000    $  3,780,000
-----------------------------------------------------------------------
                                                           $  3,780,000
-----------------------------------------------------------------------
Retail - Specialty and Apparel -- 4.2%
-----------------------------------------------------------------------
Coach, Inc.(1)                                   50,000    $  1,622,000
Men's Wearhouse, Inc. (The)(1)                  100,000       2,545,000
Pacific Sunwear of California, Inc.(1)           55,000       1,532,300
TJX Companies, Inc.                             175,000       5,482,750
-----------------------------------------------------------------------
                                                           $ 11,182,050
-----------------------------------------------------------------------
Specialty Chemicals -- 1.6%
-----------------------------------------------------------------------
Monsanto Co.                                     90,000    $  2,785,500
Valspar Corp.                                    50,000       1,545,000
-----------------------------------------------------------------------
                                                           $  4,330,500
-----------------------------------------------------------------------
SECURITY                                  SHARES           VALUE
-----------------------------------------------------------------------
Transport - Services -- 1.5%
-----------------------------------------------------------------------
FedEx Corp.(1)                                   95,000    $  3,996,650
-----------------------------------------------------------------------
                                                           $  3,996,650
-----------------------------------------------------------------------
Transportation -- 1.0%
-----------------------------------------------------------------------
Canadian National Railway Co.                    35,000    $  1,385,650
Union Pacific Corp.                              20,000       1,137,800
-----------------------------------------------------------------------
                                                           $  2,523,450
-----------------------------------------------------------------------
Trucks and Parts -- 0.8%
-----------------------------------------------------------------------
Oshkosh Truck Corp.                              55,000    $  2,143,900
-----------------------------------------------------------------------
                                                           $  2,143,900
-----------------------------------------------------------------------
Total Common Stocks
   (identified cost $233,507,466)                          $260,693,500
-----------------------------------------------------------------------

COMMERCIAL PAPER -- 5.4%

                                          PRINCIPAL
                                          AMOUNT
SECURITY                                  (000'S OMITTED)  VALUE
-----------------------------------------------------------------------
Household Finance Corp., 4.65%, 5/1/01      $     7,180    $  7,180,000
Prudential Funding Corp., 4.65%, 5/1/01           7,179       7,179,000
-----------------------------------------------------------------------
Total Commercial Paper
   (at amortized cost, $14,359,000)                        $ 14,359,000
-----------------------------------------------------------------------
Total Investments -- 102.6%
   (identified cost $247,866,466)                          $275,052,500
-----------------------------------------------------------------------
Other Assets, Less Liabilities -- (2.6)%                   $ (6,854,317)
-----------------------------------------------------------------------
Net Assets -- 100.0%                                       $268,198,183
-----------------------------------------------------------------------

 ADR - American Depositary Receipt

 (1)  Non-income producing security.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE TAX-MANAGED VALUE FUND AS OF APRIL 30, 2001

FINANCIAL STATEMENTS (UNAUDITED)

STATEMENT OF ASSETS AND LIABILITIES

AS OF APRIL 30, 2001
Assets
------------------------------------------------------
Investments, at value (identified cost,
   $247,866,466)                          $275,052,500
Cash                                             2,358
Receivable for investments sold              1,043,627
Receivable for Fund shares sold              4,969,876
Dividends receivable                           214,904
Prepaid expenses                                   238
------------------------------------------------------
TOTAL ASSETS                              $281,283,503
------------------------------------------------------
Liabilities
------------------------------------------------------
Payable for investments purchased         $ 12,738,412
Payable for Fund shares redeemed               157,656
Payable to affiliate for distribution
   and service fees                             37,156
Payable to affiliate for Trustees' fees            217
Accrued expenses                               151,879
------------------------------------------------------
TOTAL LIABILITIES                         $ 13,085,320
------------------------------------------------------
NET ASSETS                                $268,198,183
------------------------------------------------------
Sources of Net Assets
------------------------------------------------------
Paid-in capital                           $249,601,554
Accumulated net realized loss (computed
   on the basis of identified cost)         (8,343,829)
Accumulated net investment loss               (245,576)
Net unrealized appreciation (computed on
   the basis of identified cost)            27,186,034
------------------------------------------------------
TOTAL                                     $268,198,183
------------------------------------------------------
Class A Shares
------------------------------------------------------
NET ASSETS                                $ 94,835,854
SHARES OUTSTANDING                           7,326,344
NET ASSET VALUE AND REDEMPTION PRICE PER
   SHARE
   (net assets  DIVIDED BY shares of
      beneficial interest outstanding)    $      12.94
MAXIMUM OFFERING PRICE PER SHARE
   (100  DIVIDED BY 94.25 of $12.94)      $      13.73
------------------------------------------------------
Class B Shares
------------------------------------------------------
NET ASSETS                                $ 87,853,164
SHARES OUTSTANDING                           7,071,867
NET ASSET VALUE, OFFERING PRICE AND
   REDEMPTION PRICE PER SHARE
   (net assets  DIVIDED BY shares of
      beneficial interest outstanding)    $      12.42
------------------------------------------------------
Class C Shares
------------------------------------------------------
NET ASSETS                                $ 84,571,016
SHARES OUTSTANDING                           6,635,030
NET ASSET VALUE, OFFERING PRICE AND
   REDEMPTION PRICE PER SHARE
   (net assets  DIVIDED BY shares of
      beneficial interest outstanding)    $      12.75
------------------------------------------------------
Class D Shares
------------------------------------------------------
NET ASSETS                                $    938,149
SHARES OUTSTANDING                              89,587
NET ASSET VALUE, OFFERING PRICE AND
   REDEMPTION PRICE PER SHARE
   (net assets  DIVIDED BY shares of
      beneficial interest outstanding)    $      10.47
------------------------------------------------------

 On sales of $50,000 or more, the offering price of Class A shares is reduced.

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED
APRIL 30, 2001
Investment Income
-----------------------------------------------------
Dividends (net of foreign taxes, $1,958)  $   960,045
Interest                                      232,620
-----------------------------------------------------
TOTAL INVESTMENT INCOME                   $ 1,192,665
-----------------------------------------------------

Expenses
-----------------------------------------------------
Investment adviser fee                    $   508,220
Administration fee                            116,122
Trustees' fees and expenses                     4,230
Distribution and service fees
   Class A                                     73,961
   Class B                                    239,931
   Class C                                    238,039
   Class D                                        355
Registration fees                             130,318
Custodian fee                                  73,497
Legal and accounting services                  16,590
Printing and postage                           12,129
Transfer and dividend disbursing
   agent fees                                   8,592
Miscellaneous                                  16,257
-----------------------------------------------------
TOTAL EXPENSES                            $ 1,438,241
-----------------------------------------------------

NET INVESTMENT LOSS                       $  (245,576)
-----------------------------------------------------

Realized and Unrealized Gain (Loss)
-----------------------------------------------------
Net realized gain (loss) --
   Investment transactions (identified
      cost basis)                         $(5,279,835)
-----------------------------------------------------
NET REALIZED LOSS                         $(5,279,835)
-----------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments (identified cost basis)    $16,799,271
-----------------------------------------------------
NET CHANGE IN UNREALIZED
   APPRECIATION (DEPRECIATION)            $16,799,271
-----------------------------------------------------

NET REALIZED AND UNREALIZED GAIN          $11,519,436
-----------------------------------------------------

NET INCREASE IN NET ASSETS
   FROM OPERATIONS                        $11,273,860
-----------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE TAX-MANAGED VALUE FUND AS OF APRIL 30, 2001

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

                                          SIX MONTHS ENDED
INCREASE (DECREASE)                       APRIL 30, 2001    PERIOD ENDED
IN NET ASSETS                             (UNAUDITED)       OCTOBER 31, 2000(1)
-------------------------------------------------------------------------------
From operations --
   Net investment loss                    $       (245,576) $           (98,759)
   Net realized loss                            (5,279,835)          (3,063,994)
   Net change in unrealized
      appreciation (depreciation)               16,799,271           10,386,763
-------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
   OPERATIONS                             $     11,273,860  $         7,224,010
-------------------------------------------------------------------------------
Transactions in shares of beneficial interest --
   Proceeds from sale of shares
      Class A                             $     65,600,968  $        27,785,278
      Class B                                   66,092,514           18,807,191
      Class C                                   64,540,491           17,051,811
      Class D                                      909,130                   --
   Cost of shares redeemed
      Class A                                   (5,333,282)            (803,304)
      Class B                                   (2,351,113)            (340,532)
      Class C                                   (1,858,276)            (400,573)
-------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM FUND
   SHARE TRANSACTIONS                     $    187,600,432  $        62,099,871
-------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS                $    198,874,292  $        69,323,881
-------------------------------------------------------------------------------

Net Assets
-------------------------------------------------------------------------------
At beginning of period                    $     69,323,891  $                10
-------------------------------------------------------------------------------
AT END OF PERIOD                          $    268,198,183  $        69,323,891
-------------------------------------------------------------------------------

Accumulated net investment
loss included in net assets
-------------------------------------------------------------------------------
AT END OF PERIOD                          $       (245,576) $                --
-------------------------------------------------------------------------------

 (1) For the period from the start of business, December 27, 1999, to October 31, 2000.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE TAX-MANAGED VALUE FUND AS OF APRIL 30, 2001

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                    CLASS A
                                  --------------------------------------------
                                  SIX MONTHS ENDED    PERIOD ENDED OCTOBER 31,
                                  APRIL 30, 2001      ------------------------
                                  (UNAUDITED)                 2000(1)
------------------------------------------------------------------------------
Net asset value -- Beginning
   of period                          $12.150                 $10.000
------------------------------------------------------------------------------

Income (loss) from operations
------------------------------------------------------------------------------
Net investment income (loss)          $ 0.007                 $(0.002)
Net realized and unrealized
   gain                                 0.783                   2.152
------------------------------------------------------------------------------
TOTAL INCOME FROM OPERATIONS          $ 0.790                 $ 2.150
------------------------------------------------------------------------------

NET ASSET VALUE -- END OF
   PERIOD                             $12.940                 $12.150
------------------------------------------------------------------------------

TOTAL RETURN(2)                          6.50%                  21.50%
------------------------------------------------------------------------------

Ratios/Supplemental Data
------------------------------------------------------------------------------
Net assets, end of period
   (000's omitted)                    $94,836                 $30,140
Ratios (As a percentage of
   average daily net assets):
   Expenses                              1.38%(3)                1.71%(3)
   Net investment income
      (loss)                             0.16%(3)               (0.06)%(3)
Portfolio Turnover                         37%                    128%
------------------------------------------------------------------------------

 (1) For the period from the start of business, December 27, 1999, to October 31, 2000.
 (2) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
 (3)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE TAX-MANAGED VALUE FUND AS OF APRIL 30, 2001

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                    CLASS B
                                  --------------------------------------------
                                  SIX MONTHS ENDED    PERIOD ENDED OCTOBER 31,
                                  APRIL 30, 2001      ------------------------
                                  (UNAUDITED)                 2000(1)
------------------------------------------------------------------------------
Net asset value -- Beginning
   of period                          $11.710                 $10.000
------------------------------------------------------------------------------

Income (loss) from operations
------------------------------------------------------------------------------
Net investment loss                   $(0.021)                $(0.029)
Net realized and unrealized
   gain                                 0.731                   1.739
------------------------------------------------------------------------------
TOTAL INCOME FROM OPERATIONS          $ 0.710                 $ 1.710
------------------------------------------------------------------------------

NET ASSET VALUE -- END OF
   PERIOD                             $12.420                 $11.710
------------------------------------------------------------------------------

TOTAL RETURN(2)                          6.06%                  17.10%
------------------------------------------------------------------------------

Ratios/Supplemental Data
------------------------------------------------------------------------------
Net assets, end of period
   (000's omitted)                    $87,853                 $20,690
Ratios (As a percentage of
   average daily net assets):
   Expenses                              2.13%(3)                2.45%(3)
   Net investment loss                  (0.61)%(3)              (0.78)%(3)
Portfolio Turnover                         37%                    128%
------------------------------------------------------------------------------

 (1) For the period from the start of business, January 14, 2000, to October 31, 2000.
 (2) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
 (3)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE TAX-MANAGED VALUE FUND AS OF APRIL 30, 2001

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                    CLASS C
                                  --------------------------------------------
                                  SIX MONTHS ENDED    PERIOD ENDED OCTOBER 31,
                                  APRIL 30, 2001      ------------------------
                                  (UNAUDITED)                 2000(1)
------------------------------------------------------------------------------
Net asset value -- Beginning
   of period                          $12.020                 $10.000
------------------------------------------------------------------------------

Income (loss) from operations
------------------------------------------------------------------------------
Net investment loss                   $(0.022)                $(0.027)
Net realized and unrealized
   gain                                 0.752                   2.047
------------------------------------------------------------------------------
TOTAL INCOME FROM OPERATIONS          $ 0.730                 $ 2.020
------------------------------------------------------------------------------

NET ASSET VALUE -- END OF
   PERIOD                             $12.750                 $12.020
------------------------------------------------------------------------------

TOTAL RETURN(2)                          6.07%                  20.20%
------------------------------------------------------------------------------

Ratios/Supplemental Data
------------------------------------------------------------------------------
Net assets, end of period
   (000's omitted)                    $84,571                 $18,494
Ratios (As a percentage of
   average daily net assets):
   Expenses                              2.13%(3)                2.46%(3)
   Net investment loss                  (0.61)%(3)              (0.81)%(3)
Portfolio Turnover                         37%                    128%
------------------------------------------------------------------------------

 (1) For the period from the start of business, January 21, 2000, to October 31, 2000.
 (2) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
 (3)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE TAX-MANAGED VALUE FUND AS OF APRIL 30, 2001

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                     CLASS D
                                  --------------
                                  PERIOD ENDED
                                  APRIL 30, 2001
                                  (UNAUDITED)(1)
------------------------------------------------
Net asset value -- Beginning
   of period                         $10.000
------------------------------------------------

Income (loss) from operations
------------------------------------------------
Net investment loss                  $(0.003)
Net realized and unrealized
   gain                                0.473
------------------------------------------------
TOTAL INCOME FROM OPERATIONS         $ 0.470
------------------------------------------------

NET ASSET VALUE -- END OF
   PERIOD                            $10.470
------------------------------------------------

TOTAL RETURN(2)                         4.70%
------------------------------------------------

Ratios/Supplemental Data
------------------------------------------------
Net assets, end of period
   (000's omitted)                   $   938
Ratios (As a percentage of
   average daily net assets):
   Expenses                             2.12%(3)
   Net investment loss                 (0.75)%(3)
Portfolio Turnover                        37%
------------------------------------------------

 (1) For the period from the start of business, March 15, 2001, to April 30, 2001.
 (2) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on last day of each period reported. Dividends and distributions, if any, are reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
 (3)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE TAX-MANAGED VALUE FUND AS OF APRIL 30, 2001

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1 Significant Accounting Policies
-------------------------------------------
   Eaton Vance Tax-Managed Value Fund (the Fund) is a diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is an entity of the type commonly known as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund seeks to achieve long-term after-tax returns by investing in a diversified portfolio of value securities, primarily in well-established U.S. companies. The Fund has four classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class B, Class C, and Class D shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see
   Note 6). Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the net assets of the Fund. Each class of shares differs in its distribution plan and certain other class specific expenses. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

 A Investment Valuations -- Marketable securities, including options, that are listed on foreign or U.S. securities exchanges or in the NASDAQ National Market System are valued at closing sale prices on the exchange where such securities are principally traded. Futures positions on securities or currencies are generally valued at closing settlement prices. Unlisted or listed securities for which closing sale prices are not available are valued at the mean between the latest bid and asked prices. Short-term debt securities with a remaining maturity of 60 days or less are valued at amortized cost, which approximates fair value. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service. Over-the-counter options are normally valued at the mean between the latest bid and asked price. Investments for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

 B Income -- Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Fund is informed of the ex-dividend date. Interest income is recorded on the accrual basis.

 C Federal Taxes -- The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year all of its taxable income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is necessary. At October 31, 2000, the Fund, for federal income tax purposes, had a capital loss carryover of $3,032,527 which will reduce the taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Internal Revenue Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. Such capital loss carryover will expire on October 31, 2008.

 D Financial Futures Contracts -- Upon the entering of a financial futures contract, the Fund is required to deposit (initial margin) either in cash or securities an amount equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by the Fund (margin maintenance) each day, dependent on the daily fluctuations in the value of the underlying security, and are recorded for book purposes as unrealized gains or losses by the Fund. The Fund's investment in financial futures contracts is designed to hedge against anticipated future changes in price of current or anticipated Fund positions. Should prices move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

 E Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian to the Fund. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balance the Fund maintains with IBT. All significant credit balances used to reduce the Fund's custodian fees are reported as a reduction of total expenses in the Statement of Operations.

 F Use of Estimates -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

EATON VANCE TAX-MANAGED VALUE FUND AS OF APRIL 30, 2001

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

 G Other -- Investment transactions are accounted for on a trade date basis.

 H Interim Financial Statements -- The interim financial statements relating to
   April 30, 2001 and for the six months then ended have not been audited by independent certified public accountants, but in the opinion of the Trust's management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2 Distributions to Shareholders
-------------------------------------------
   It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and at least one distribution annually of all or substantially all of its net realized capital gains. Distributions are paid in the form of additional shares of the Fund or, at the election of the shareholder, in cash. Shareholders may reinvest distributions in shares of the Fund at the net asset value as of the close of business on the ex-dividend date. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Generally accepted accounting principles require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits which result in temporary over distributions for financial statement purposes only are classified as distributions in excess of net investment income or accumulated net realized gains. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital.

3 Shares of Beneficial Interest
-------------------------------------------
   The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

                                              SIX MONTHS ENDED
                                              APRIL 30, 2001    PERIOD ENDED
    CLASS A                                   (UNAUDITED)       OCTOBER 31, 2000(1)
    -----------------------------------------------------------------------------------
    Sales                                            5,272,963                2,552,595
    Redemptions                                       (427,197)                 (72,017)
    -----------------------------------------------------------------------------------
    NET INCREASE                                     4,845,766                2,480,578
    -----------------------------------------------------------------------------------

                                              SIX MONTHS ENDED
                                              APRIL 30, 2001    PERIOD ENDED
    CLASS B                                   (UNAUDITED)       OCTOBER 31, 2000(2)
    -----------------------------------------------------------------------------------
    Sales                                            5,502,440                1,799,129
    Redemptions                                       (197,823)                 (31,879)
    -----------------------------------------------------------------------------------
    NET INCREASE                                     5,304,617                1,767,250
    -----------------------------------------------------------------------------------

                                              SIX MONTHS ENDED
                                              APRIL 30, 2001    PERIOD ENDED
    CLASS C                                   (UNAUDITED)       OCTOBER 31, 2000(3)
    -----------------------------------------------------------------------------------
    Sales                                            5,249,347                1,575,540
    Redemptions                                       (153,064)                 (36,793)
    -----------------------------------------------------------------------------------
    NET INCREASE                                     5,096,283                1,538,747
    -----------------------------------------------------------------------------------

                                              PERIOD ENDED
                                              APRIL 30, 2001
    CLASS D                                   (UNAUDITED)(4)
    -----------------------------------------------------------------------------------
    Sales                                               89,587
    -----------------------------------------------------------------------------------
    NET INCREASE                                        89,587
    -----------------------------------------------------------------------------------

 (1) For the period from the start of business, December 27, 1999, to October 31, 2000.
 (2) For the period from the commencement of offering of Class B shares, January 14, 2000, to October 31, 2000.
 (3) For the period from the commencement of offering of Class C shares, January 21, 2000, to October 31, 2000.
 (4) For the period from the commencement of offering of Class D shares, March 15, 2001, to April 30, 2001.

4 Investment Adviser Fee and Other Transactions with Affiliates
-------------------------------------------
   The investment adviser fee is earned by Eaton Vance Management (EVM) as compensation for management and investment advisory services rendered to the Fund. Under the advisory agreement, EVM receives a monthly advisory fee in the amount of 13/240 of 1% (equal to 0.650% annually) of the average daily net assets of the Fund up to $500 million, and at reduced rates as daily net assets exceed that level. For the six months ended April 30, 2001, the advisory fee amounted to $508,220. In addition, an administrative fee is earned by EVM for managing and administering the business affairs of the Fund. Under the administration agreement, EVM earns a fee in the amount of 0.15% per annum of the average daily net assets of the Fund. For the six month ended April 30, 2001, the administration fee amounted to $116,122. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), a subsidiary of EVM and the Fund's principal underwriter, received $170,296 as its portion of the sales charge on sales

EATON VANCE TAX-MANAGED VALUE FUND AS OF APRIL 30, 2001

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

   of Class A shares for the six months ended April 30, 2001. Except for Trustees of the Fund who are not members of EVM's organization, officers and Trustees receive remuneration for their services to the Fund out of the investment adviser and administrative fees. Trustees of the Fund that are not affiliated with the Investment Adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended April 30, 2001, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of the above organizations.

5 Distribution and Service Plans
-------------------------------------------
   The Fund has in effect distribution plans for Class B shares (Class B Plan), Class C shares (Class C Plan), and Class D shares (Class D Plan) pursuant to Rule 12b-1 under the Investment Company Act of 1940 and a service plan for Class A shares (Class A Plan) (collectively, the Plans). The Class B,
   Class C and Class D Plans require the Fund to pay EVD amounts equal to 1/365 of 0.75% of the Fund's average daily net assets attributable to Class B, Class C, and Class D shares, for providing ongoing distribution services and facilities to the Fund. The Fund will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 6.25%, 5% and 5% of the aggregate amount received by the Fund for Class B, Class C and Class D shares sold, respectively, plus (ii) interest calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD, of each respective class, reduced by the aggregate amount of contingent deferred sales charges (see Note 6) and daily amounts theretofore paid to EVD by each respective class. The Fund paid or accrued $179,948, $178,529, and $266 for Class B, Class C and Class D shares, respectively, to or payable to EVD for the six months ended
   April 30, 2001, representing 0.75% (annualized) of the average daily net assets for Class B, Class C and Class D shares. At April 30, 2001, the amount of Uncovered Distribution Charges EVD calculated under the Plans was approximately $45,400, $3,235,000, and $4,390,000 for Class B, Class C and Class D shares, respectively.

   The Plans authorize the Fund to make payments of service fees to EVD, investment dealers and other persons in amounts equal to 0.25% of the Fund's average daily net assets attributable to Class A, Class B, Class C and Class D shares for each fiscal year. Service fee payments are made for personal services and/or the maintenance of shareholder accounts. Service fees are separate and distinct from the sales commissions and distribution fees payable by the Fund to EVD and, as such are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges of EVD. Service fees payments paid or accrued for the six months ended
   April 30, 2001 amounted to $73,961, $59,983, $59,510 and $89 for Class A,
   Class B, Class C and Class D, respectively.

6 Contingent Deferred Sales Charge
-------------------------------------------
   A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B and Class D shares made within six years of purchase and on redemptions of Class C shares made within one year of purchase. Generally, the CDSC is based on the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. Class A shares may be subject to a 1% CDSC if redeemed within one year of purchase (depending on the circumstances of purchase). Class B and Class D CDSC are imposed at declining rates that begin at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. Class C shares will be subject to a 1% CDSC if redeemed within one year of purchase.

   No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. CDSC charges received on Class B, Class C and Class D redemptions are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under the Class B, Class C and Class D Plans, respectively (see Note 5). CDSC received on Class B, Class C and Class D redemptions when no Uncovered Distribution Charges exist for the respective classes will be credited to the Fund. EVD received approximately $41,600 and $5,900 of CDSC paid by shareholders of Class B and Class C Shares respectively, during the six months ended April 30, 2001.

7 Investment Transactions
-------------------------------------------
   Purchases and sales of investments, other than short-term obligations, aggregated $239,465,167 and $56,458,887, respectively, for the six months ended April 30, 2001.

EATON VANCE TAX-MANAGED VALUE FUND AS OF APRIL 30, 2001

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

8 Federal Income Tax Basis of Investments
-------------------------------------------
   The cost and unrealized appreciation (depreciation) in value of the investments owned at April 30, 2001, as computed on a federal income tax basis, were as follows:

    AGGREGATE COST                            $247,866,466
    ------------------------------------------------------
    Gross unrealized appreciation             $ 28,131,899
    Gross unrealized depreciation                 (945,865)
    ------------------------------------------------------
    NET UNREALIZED APPRECIATION               $ 27,186,034
    ------------------------------------------------------

9 Financial Instruments
-------------------------------------------
   The Fund may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include written options, forward foreign currency exchange contracts, and financial futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes.

   The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

   The Fund did not have any open obligations under these financial instruments at April 30, 2001.

10 Line of Credit
-------------------------------------------
   The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the Fund solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each participating portfolio or fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Fund did not have any significant borrowings or allocated fees during the six months ended
   April 30, 2001.

EATON VANCE TAX-MANAGED VALUE FUND AS OF APRIL 30, 2001

INVESTMENT MANAGEMENT

Officers

James B. Hawkes
President and Trustee

Willam H. Ahern, Jr.
Vice President

Thomas J. Fetter
Vice President

Armin J. Lang
Vice President

Michael R. Mach
Vice President and
Portfolio Manager

Robert B. MacIntosh
Vice President

Edward E. Smiley, Jr.
Vice President

James L. O'Connor
Treasurer

Alan R. Dynner
Secretary

Trustees

Jessica M. Bibliowicz
President and Chief Executive Officer,
National Financial Partners

Donald R. Dwight
President, Dwight Partners, Inc.

Samuel L. Hayes, III
Jacob H. Schiff Professor of Investment
Banking Emeritus, Harvard University
Graduate School of Business Administration

Norton H. Reamer
Chairman and Chief Operating Officer,
Hellman, Jordan Management Co., Inc.
President, Jordan Simmons Capital LLC
and Unicorn Corporation

Lynn A. Stout
Professor of Law,
Georgetown University Law Center

Jack L. Treynor
Investment Adviser and Consultant

INVESTMENT ADVISER AND ADMINISTRATOR OF
EATON VANCE TAX-MANAGED VALUE FUND
Eaton Vance Management
The Eaton Vance Building
255 State Street
Boston, MA 02109


PRINCIPAL UNDERWRITER
EATON VANCE DISTRIBUTORS, INC.
The Eaton Vance Building
255 State Street
Boston, MA 02109
(617) 482-8260


CUSTODIAN
INVESTORS BANK & TRUST COMPANY
200 Clarendon Street
Boston, MA 02116


TRANSFER AGENT
PFPC, INC.
Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122











EATON VANCE TAX-MANAGED VALUE FUND
THE EATON VANCE BUILDING
255 STATE STREET
BOSTON, MA 02109
------------------------------------------------------------------------------
   This report must be preceded or accompanied by a current prospectus which contains more complete information on the Fund, including its sales charges and expenses. Please read the prospectus carefully before you invest or send money.
------------------------------------------------------------------------------

501-4/01                                                                 TVSRC